Share Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	384,111,187
Options granted for the year	0	0	0
Unrecognized compensation expense	¥ 0	¥ 0
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock transaction date	Dec. 10, 2018
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years
Share based award granted, vesting period	4 years
Share-based compensation expenses	¥ 13,563	¥ 12,458	¥ 25,134
Unrecognized compensation expense, weighted average period recognized	2 years 11 months 23 days	1 year 10 months 20 days
Unrecognized compensation expense	¥ 5,473	¥ 12,859
Total fair value of RSUs vested	3,646	3,782	7,070
Intrinsic value of RSUs vested	¥ 3,646	3,782	7,070
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term	10 years
Share based award granted, vesting period	4 years
Share vested term after resignation	15 days
Share-based compensation expenses	¥ 0	¥ 0	¥ 1,161